Note 13 - Convertible Notes Payable - 10Q (Details) (USD $)	1 Months Ended			3 Months Ended		4 Months Ended	12 Months Ended				1 Months Ended								45 Months Ended		51 Months Ended		12 Months Ended
	Sep. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jan. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jan. 25, 2013	Jun. 30, 2012 June 2008 Convertible Note Payable [Member]	Sep. 30, 2012 June 2008 Convertible Note Payable [Member]	Jun. 30, 2008 June 2008 Convertible Note Payable [Member]	Sep. 30, 2012 Issuance [Member]	Apr. 30, 2012 Issuance [Member]	Mar. 31, 2012 Issuance [Member]	Jun. 30, 2013 Series E Preferred Stock [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]	Mar. 31, 2012 First Loan [Member]	Mar. 31, 2008 First Loan [Member]	Sep. 30, 2012 Second Loan [Member]	Jun. 30, 2008 Second Loan [Member]	Sep. 30, 2012 June 2008 Convertible Note Payable [Member]	Sep. 30, 2012 2012 Convertible Notes Payable [Member]
Note 13 - Convertible Notes Payable - 10Q (Details) [Line Items]
Convertible Notes Payable, Noncurrent	$ 6,800,000						$ 6,800,000	$ 5,753,000		$ 5,000,000			$ 3,000,000	$ 1,000,000	$ 700,000	$ 3,300,000				$ 3,000,000		$ 3,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)								2,820,000					468,750							375,000		468,750
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				0.50				0.50					2.00							2.50		2.00		0.50
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)								530,000	2,992,000		789,000								791,000		789,000
Debt and Capital Lease Obligations												1,200,000
Debt Instrument, Periodic Payment, Principal						1,800,000		10,000
Debt Instrument, Interest Rate, Stated Percentage				6.00%																				6.00%
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)																	100,000	100
Warrants and Rights Outstanding				10,000,000
Interest Expense, Debt				0	150,000		575,000	600,000															1,200,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months																							1,800,000
Proceeds from Issuance of Debt	$ 1,000,000	$ 700,000	$ 3,300,000
Debt Instrument, Convertible, Number of Equity Instruments																								100,000
Warrants To Be Issued Upon Conversion (in Shares)																								10,000,000